Events After The Reporting Period (Details Narrative) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 25, 2022 USD ($)	Mar. 23, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Interest rate			9.96%	8.39%	7.12%
Proceeds from borrowings			$ 0	$ 13,625	$ 0
2022 BBVA Facility [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		$ 25,000
Description of scope, borrowings		The 2022 BBVA Facility was used to repay existing debt under the BBVA Facility, and for general corporate purposes.
Interest rate		4.25%
Borrowings Frequency Of Periodic Payment		quarterly
Maturity date		July 1, 2025
Proceeds from borrowings		$ 17,000
Number Of Periodic Payments		12
Santander Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 5,000
Description of scope, borrowings	The Santander Facility will be used for general corporate purposes
Interest rate	4.20%
Borrowings Frequency Of Periodic Payment	quarterly
Maturity date	March 7, 2026
Proceeds from borrowings	$ 5,000
Number Of Periodic Payments	12
Description of collateral	is secured by assignments of certain receivables.